INVENTORIES	12 Months Ended
Mar. 31, 2017
INVENTORIES
INVENTORIES	3. INVENTORIES The components of inventories as of March 31, 2016 and 2017, consists of the following:

	Thousands of Yen
	2016	2017

Merchandise	¥2,169	¥69,397
Supplies	6,833	4,073
Total	9,002	73,470